Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Allowances for receivables	$ 39,698	$ 48,401
Common Class A [Member]
Class of Stock [Line Items]
Common stock par value per share	$ 0.001	$ 0.001
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	500,000,000	500,000,000